Fair Value (Details) - Schedule of Fair Value by Using Key Inputs - Private warrant [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value balance at beginning of period		$ 45,127		$ 63,178	$ 63,178
Change in fair value reported in the statements of operations		(33,845)		(51,896)
Fair value balance at end of period		$ 11,282		$ 11,282